Acquisition of Trend Discovery Holdings, Inc. (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Business Acquisition [Line Items]
Revenues	$ 44	$ 286	$ 35	$ 1,039	$ 1,062	$ 558
Net loss	$ (4,389)	$ (3,350)	$ 6,035	$ (6,577)	$ (13,650)	$ (32,836)
Net loss per share	$ (0.07)	$ (0.08)	$ (0.10)	$ (0.15)	$ (0.27)	$ (0.72)
TREND DISCOVERY HOLDINGS, INC [Member]
Business Acquisition [Line Items]
Revenues			$ 90	$ 1,076
Net loss			$ (6,033)	$ (6,550)
Net loss per share			$ (0.10)	$ (0.12)